Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Condensed Summary of Company's Investments in and Advances to Joint Ventures

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity Accounted Investments	Ownership Percentage	2013 $	2012 $
Teekay LNG-Marubeni Joint Venture (note 3b)	52%	228,183	183,724
RasGas 3 Joint Venture	40%	125,648	107,386
Exmar Joint Venture	50%	86,387	82,737
Exmar LPG Joint Venture	50%	82,576	—
Angola Joint Venture (note 3a)	33%	54,168	28,699
Tiro and Sidon Joint Venture	50%	52,118	30,024
Sevan Marine Equity Investment	43%	40,740	39,223
Other	33% - 50%	20,489	8,250

Total		690,309	480,043

	Ownership Percentage	As at December 31,
Loans to Equity Accounted Investees		2013	2012
Sevan Marine Equity Investment	43%	—	133,000
Exmar LPG Joint Venture	50%	82,068	—
Tiro and Sidon Joint Venture	50%	12,781	18,121
SkaugenPetroTrans Joint Venture	50%	16,079	9,500
Other	33% - 52%	29,844	22,233

Total (1)		140,772	182,854

(1)	The Company also has loans to joint venture partners of $28.5 million as at December 31, 2013 (2012—$24.0 million).

Condensed Summary of Company's Financial Information for Joint Venture

A condensed summary of the Company’s financial information for equity accounted investments (33% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2013(1)	2012(2)(3)
Cash and restricted cash	323,065	229,963
Other assets - current	168,537	125,152
Vessels and equipment	2,598,690	2,114,435
Net investment in direct financing leases	1,907,458	1,938,011
Other assets - non-current	310,649	228,887

Current portion of long-term debt	500,831	1,106,706
Other liabilities - current	217,511	193,785
Long-term debt	2,807,153	1,911,419
Other liabilities - non-current	422,482	469,220

	Year ended December 31,
	2013(1)	2012(2)(3)	2011(3)
Revenues	940,187	659,030	303,607
Income from vessel operations	327,748	241,702	118,408
Realized and unrealized loss on derivative instruments	16,334	(56,307)	(127,230)
Net income (loss)	287,628	120,395	(48,996)

(1)	The results included for the Exmar LPG BVBA are from the date of acquisition in February 2013.
(2)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers which were acquired in February 2012.
(3)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.